MERRILL LYNCH
SENIOR FLOATING
RATE FUND, INC.





FUND LOGO






Quarterly Report

November 30, 1995







This report, including the financial information herein, is transmitted to the shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Senior Floating
Rate Fund, Inc.
Box 9011
Princeton, NJ
08543-9011





Merrill Lynch Senior Floating Rate Fund, Inc.



DEAR SHAREHOLDER


During the fiscal quarter ended November 30, 1995, Merrill Lynch Senior Floating Rate Fund, Inc. continued to benefit from a relatively flat yield curve. Earlier this year the decline in interest rates was driven by a slowdown in real economic activity and a shift in investors' expectations for the Federal Reserve Board's monetary policy. In contrast, the recent decline in interest rates has been fueled by a dramatic flattening of the yield curve.

Over 97% of the Fund's investments in corporate loans are currently accruing interest at a spread above the London Interbank Offered Rate (LIBOR), the rate that major international banks charge each other for dollar-denominated deposits outside the United States. LIBOR has historically tracked very closely with other short-term interest rates in the United States, particularly the Federal Funds rate. Since the easing of short-term interest rates by the Federal Reserve Board in early July, short-term interest rates, including three-month LIBOR, have remained at or near the 5.875% level while long-term interest rates continue to fall with the rally in US Treasury securities. With the 30-year Treasury yield hovering around 6.0%, it was clear the financial markets were trading on the expectation that the Federal Reserve Board would ease interest rates further in late December or early in 1996, bringing them more in line with other longer-term interest rates. (The central bank did ease monetary policy at its December 19, 1995 Federal Open Market Committee meeting.) Since the average rate reset on the Fund's underlying LIBOR investments is 54 days, the Fund's yield is likely to reflect any easing of short-term interest rates as it moves through its resets over the two months subsequent to the easing.


Portfolio Performance
With this interest rate environment and moderate economic growth as a backdrop, Merrill Lynch Senior Floating Rate Fund, Inc. ended its fiscal quarter with approximately $2.36 billion out of $2.51 billion, or 94.1%, of its net assets committed for investment in corporate loan interests. Assets not invested in loan interests were invested in high-quality, short-term securities. Net of trades that have not yet closed, the Fund had $2.04 million invested in corporate loan interests.

The Fund's effective net annualized yield for the 12-month period ended November 30, 1995 was 7.58%, compared to a yield of 6.03% for the prior year. The Fund's yield was partially affected by a 15.8% increase in net assets during the November quarter as new subscriptions continued at a steady pace. This increase led to a higher cash position during the period. The Fund's net asset value continued to remain relatively stable throughout the period. During the November quarter, the Fund earned $0.178 per share income dividends, representing a net annualized yield of 7.15%, based on a month-end per share net asset value of $10.01. The Fund's total investment return was +1.70%, based on a change in net asset value from $10.02 to $10.01, and assuming reinvestment of $0.179 per share income dividends. Since inception (November 3, 1989) through Novem-ber 30, 1995, the Fund's total investment return was +53.10%, based on an increase in per share net asset value from $10.00 to $10.01, and assuming reinvestment of $4.244 per share income dividends.

Investment Activities
Throughout 1995, our investment strategy has been to invest in leveraged transactions in which borrowers have strong market shares, experienced managements, consistent cashflows and appropriate risk/reward tradeoffs in the form of floating rate spread over the prime rate or LIBOR. In addition, we have focused our holdings in companies with significant underlying asset and franchise value, strong capital structures, and equity sponsors that support their investments. The advantages of adhering to this strategy are borne out by both the relative stability of the Fund's asset value and the continued flexibility of our borrowers as they access capital markets. As the Fund continues to grow, we will seek to keep our holdings diversified among industries and individual companies to the greatest extent possible, given the availability of corporate loan interests. However, we will also continue to focus on credit quality and liquidity within the noninvestment-grade sector. We have also increased the portfolio's weighting in more stable cash flow-oriented sectors such as supermarkets, cable and broadcasting.

During the quarter ended November 30, 1995, new transaction volume picked up substantially after a relatively light supply seen in the third calendar quarter. This can be attributed to a number of factors, including a strong pick up in mergers and acquisition activity as well as the increase in leveraged buyout activity.

During the November quarter, we invested $447.2 million in new purchases, over $244.5 million of which were new primary transactions, such as:

* The refinancing of UCAR International Inc., Silgan Corp. and
  Pierce Leahy Corp. (in conjunction with public debt or equity issues).

* The leveraged buyouts of Dictaphone Co., Eller Industries, Inc.
  and National Gypsum Co.

* The financing of the acquisition of selected cable properties by Marcus Cable Operating Co.

* The financing of the merger of SkyChef and Cater Air, the two largest airline catering companies in the United States.

* The financing of the spin-off of Crown Paper Co. from James River.

We supplemented investment in new issues by the purchase of $202.6 million of secondary paper in existing loans such as Jefferson Smurfit Company/Container Corp. of America, S.D. Warren Co., Fort Howard Corp., Federated Department Stores Inc., Ralph's Grocery Company/Food-4-Less Supermarkets, Tenet Healthcare Corp./N.M.E., and Johnstown America Industrial Inc. These purchases were offset by the sale of $20.0 million in the secondary market, the partial prepayment of $39.5 million across 30 different investments and the full prepayment of Fund investments totaling $97.6 million, including Waters Corp., Eckerd Corp. and Domino's Pizza Inc.

As of November 30, 1995, the Fund was invested in 86 different borrowers across 30 industries. The largest industry concentrations were in paper (16.6% of net assets), broadcast/media (9.7%), retail specialty (7.2%), food and beverage (6.0%) and diversified manufacturing (3.0%). The largest individual credit exposures are Federated Department Stores Inc. ($146.8 million; 5.7% of net assets); Jefferson Smurfit Company/Container Corp. of America ($145.6 million; 5.8%); Fort Howard Corp. ($97.2 million; 3.9%); Stone Container Corp. ($94.5 million; 3.8%); and Marcus Cable Operating Co. ($80.5 million; 3.2%). The average loan size equaled $23.7 million, or 0.9% of net assets.

The Fund completed its latest quarterly tender offer on October 17, 1995 with 3.78 million shares tendered and accepted for repurchase. The most recent tender began on December 15, 1995 and will conclude on January 16, 1996.


In Conclusion
We thank you for your investment in Merrill Lynch Senior Floating
Rate Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,





(Arthur Zeikel)
Arthur Zeikel
President





(R. Douglas Henderson)
R. Douglas Henderson
Vice President and Portfolio Manager






January 4, 1996

SCHEDULE OF INVESTMENTS                                                                                  (in Thousands)
                                                                                                  Face
Industry                      Senior Secured Floating Rate Loan Interests*                       Amount          Value
Aerospace--1.16%       Aviall Inc., Term Loan B, due 11/30/00:
                         9.06% to 12/07/95                                                     $      346     $      346
                         9.19% to 1/08/96                                                           6,921          6,921
                         9.13% to 3/07/96                                                           3,245          3,245
                       Gulfstream Aerospace Corp., Term Loan, due 3/31/97:
                         10.00%(1)                                                                  1,537          1,537
                         7.94% to 1/16/96                                                           7,687          7,687
                       Gulfstream Aerospace Corp., Term Loan, due 3/31/98,
                       8.88% to 12/08/95                                                            9,260          9,260
                                                                                               ----------     ----------
                                                                                                   28,996         28,996

Airlines--0.86%        Northwest Airlines Inc., Term Loan, due 6/15/97:
                         10.75(1)                                                                  14,430         14,430
                         8.6875% to 11/20/95                                                           84             84
                       Northwest Airlines Inc., Term Loan, due 9/15/97, 8.6875%
                       to 11/20/95                                                                  7,110          7,110
                                                                                               ----------     ----------
                                                                                                   21,624         21,624

Apparel--0.40%         Humphreys, Term Loan B, due 1/15/03:
                         11.00%(1)                                                                    267            267
                         9.50% to 9/30/96                                                           9,733          9,733
                                                                                               ----------     ----------
                                                                                                   10,000         10,000

Automobile             Exide Corporation, Term Loan B, due 9/30/01:
Products--0.99%          8.8125% to 12/01/95                                                        2,438          2,438
                         8.9375% to 12/29/95                                                        2,487          2,487
                       Johnstown America Industrial Inc., Term Loan B, due 3/31/03,
                       9.00% to 2/23/96                                                            20,000         20,000
                                                                                               ----------     ----------
                                                                                                   24,925         24,925

Broadcast/Media        American Media Inc., Term Loan B, due 9/30/02, 8.38% to 2/22/96             26,532         26,532
--9.74%                Classic Cable Inc., Term Loan B, due 6/30/05, 9.63% to 12/29/95             20,000         20,000
                       Coaxial Communications, Term Loan, due 12/31/99:
                         10.75% (1)                                                                    32             32
                         9.125% to 2/15/96                                                          4,370          4,370
                         9.19% to 6/14/96                                                           9,468          9,468
                         8.94% to 7/17/96                                                           5,035          5,035
                       Comcast Corp., Term Loan, due 9/30/04, 7.065% to 9/01/96                    10,000         10,000
                       Eller Industries, Inc., Term Loan A, due 6/30/02:
                         8.32% to 12/27/95                                                          4,200          4,200
                         8.38% to 4/23/96                                                           3,300          3,300
                       Eller Industries, Inc., Term Loan B, due 12/21/03, 9.13% to 4/23/96         14,327         14,327
                       Ellis Communications, Term Loan B, due 3/31/03:
                         9.0625% to 12/20/95                                                        4,950          4,950
                         11.25% to 12/29/95                                                            17             17
                       Journal News Inc., Term Loan, due 12/31/01, 7.94% to 1/30/96                10,000         10,000
                       Marcus Cable Operating Co., Revolving Credit Loan, due 4/30/14:
                         7.82% to 12/04/95                                                          2,969          2,969
                         9.50% to 12/29/95                                                            156            156
                       Marcus Cable Operating Co., Term Loan A, due 12/31/02:
                         7.82% to 12/04/95                                                          6,811          6,811
                         7.94% to 2/02/96                                                          21,001         21,001
                       Marcus Cable Operating Co., Term Loan B, due 4/30/04:
                         8.57% to 12/04/95                                                          4,200          4,200
                         8.69% to 12/06/95                                                         11,500         11,500
                         8.69% to 2/02/96                                                          27,300         27,300

SCHEDULE OF INVESTMENTS (continued)                                                                      (in Thousands)
                                                                                                  Face
Industry                      Senior Secured Floating Rate Loan Interests*                       Amount          Value
Broadcast/Media        QVC, Inc., Term Loan B, due 1/31/04, 8.9375% to 3/05/96                 $   28,000     $   28,000
(concluded)            Silver King Communications, Inc., Term Loan B, due 7/31/02, 8.875%
                       to 12/01/95                                                                 17,775         17,775
                       US Radio Inc., Term Loan A, due 12/31/01:
                         9.00% to 3/29/96                                                           1,284          1,284
                         8.875% to 4/30/96                                                          1,220          1,220
                       US Radio Inc., Term Loan B, due 9/23/03:
                         10.00%(1)                                                                  1,682          1,682
                         9.8125% to 12/11/95                                                          823            823
                         9.875% to 3/08/96                                                            828            828
                         9.875% to 4/30/96                                                          1,708          1,708
                       Western Wireless, Revolving Credit Loan, due 12/31/03:
                         7.88% to 12/07/95                                                          1,333          1,333
                         7.88% to 12/08/95                                                             67             67
                         7.94% to 1/08/96                                                           2,467          2,467
                         7.94% to 1/11/96                                                             133            133
                         7.87% to 1/22/96                                                             133            133
                         7.88% to 2/07/96                                                             133            133
                         7.37% to 2/22/96                                                             200            200
                                                                                               ----------     ----------
                                                                                                  243,954        243,954

Building               Fenway Holdings, Inc., Term Loan B, due 9/15/02:
Products--2.76%          9.1875% to 1/16/96                                                         3,182          3,182
                         9.00% to 5/16/96                                                           1,818          1,818
                       MTF Acquisition, Term Loan B, due 12/31/02, 8.88% to 12/29/95               19,800         19,800
                       National Gypsum Co., Term Loan B, due 9/20/03:
                         10.50%(1)                                                                     91             91
                         8.88% to 1/26/96                                                          22,727         22,727
                         8.88% to 2/27/96                                                           2,182          2,182
                       Overhead Door Corp., Revolving Credit Loan, due 8/18/99:
                         11.25%(1)                                                                    954            954
                         8.4375% to 12/29/95                                                          682            682
                         8.375% to 2/20/96                                                            341            341
                         8.375% to 2/29/96                                                            205            205
                       Overhead Door Corp., Term Loan, due 8/18/99:
                         11.25%(1)                                                                     68             68
                         8.4375% to 12/29/95                                                        8,139          8,139
                       RSI Home Products, Term Loan, due 11/30/99, 8.375% to 2/29/96                9,000          9,000
                                                                                               ----------     ----------
                                                                                                   69,189         69,189

Carbon & Graphite      UCAR International Inc., Term Loan B, due 12/31/02,
Products--0.57%        7.8125% to 12/27/95                                                         14,314         14,314

Chemicals--2.56%       Cedar Chemical, Term Loan B, due 10/31/03, 9.00% to 12/08/95                 9,250          9,250
                       Freedom Chemical Company, Term Loan B, due 6/30/02, 10.75%(1)               27,000         27,000
                       Harris Specialty Chemicals, Revolving Credit Loan, due 12/30/01:
                         9.07% to 12/20/95                                                          2,441          2,441
                         9.13% to 12/29/95                                                          2,320          2,320
                         9.19% to 12/29/95                                                            381            381
                       Harris Specialty Chemicals, Term Loan A, due 12/30/99:
                         10.25%(1)                                                                     13             13
                         8.63% to 12/18/95                                                            604            604
                       Harris Specialty Chemicals, Term Loan B, due 12/30/01,
                       9.25% to 9/18/95:
                         10.75%(1)                                                                     19             19
                         9.13% to 12/18/95                                                          6,000          6,000




SCHEDULE OF INVESTMENTS (continued)                                                                      (in Thousands)
                                                                                                  Face
Industry                      Senior Secured Floating Rate Loan Interests*                       Amount          Value
Chemicals              Hydro Chemical, Term Loan B, due 7/01/02, 9.7031% to 4/30/96            $    5,000     $    5,000
(concluded)            Inspec Chemical Corp., Term Loan B, due 12/02/00, 8.50%
                       to 12/29/95                                                                  3,974          3,974
                       Thoro World Systems, Inc., Term Loan A, due 12/30/99, 8.63%
                       to 12/29/95                                                                  2,252          2,252
                       Thoro World Systems, Inc., Term Loan B, due 12/30/01,
                       9.13% to 12/29/95                                                            4,916          4,916
                                                                                               ----------     ----------
                                                                                                   64,170         64,170

Consumer               CHF/Ebel USA Inc., Term Loan B, due 9/30/01, 9.125% to 4/30/96              10,032         10,032
Products--2.40%        Playtex Family Products Inc., Term Loan A, due 6/30/02:
                         6.63% to 12/06/95                                                          3,059          3,059
                         7.38% to 12/06/95                                                         12,237         12,237
                         7.44% to 1/08/96                                                          16,317         16,317
                       Playtex Family Products Inc., Term Loan B, due 6/30/02:
                         6.63% to 12/06/95                                                            328            328
                         7.38% to 12/06/95                                                          1,311          1,311
                         7.44% to 1/08/96                                                           1,748          1,748
                       Revlon Consumer Products Corp., Term Loan B, due 6/30/97,
                       9.3125% to 12/08/95                                                         15,000         15,000
                                                                                               ----------     ----------
                                                                                                   60,032         60,032

Containers--1.06%      Ivex Packaging Corp., Term Loan B, due 12/31/99:
                         11.00%(1)                                                                  8,690          8,690
                         11.25%(1)                                                                     11             11
                         9.32% to 12/28/95                                                            857            857
                       Silgan Corp., Term Loan B, due 3/15/02:
                         8.8125% to 12/11/95                                                        2,354          2,354
                         8.875% to 12/11/95                                                         9,822          9,822
                         8.9375% to 2/09/96                                                         4,824          4,824
                                                                                               ----------     ----------
                                                                                                   26,558         26,558

Diversified            Desa International Inc., Term Loan B, due 11/30/00,
Manufacturing--2.99%   9.0625% to 12/27/95                                                          9,032          9,032
                       InterMetro Industries, Term Loan B, due 6/30/01:
                         8.8125% to 12/07/95                                                        1,835          1,835
                         8.875% to 1/03/96                                                          7,651          7,651
                       InterMetro Industries, Term Loan C, due 12/31/02:
                         9.3125% to 12/07/95                                                        2,669          2,669
                         9.375% to 1/03/96                                                         11,132         11,132
                       The Pullman Co., Inc., Revolving Credit Loan, due 12/31/99:
                         10.25%(1)                                                                  1,016          1,016
                         8.82% to 12/26/95                                                          3,915          3,915
                       The Pullman Co., Inc., Term Loan A, due 12/31/99, 8.82%
                       to 12/26/95                                                                  9,359          9,359
                       The Pullman Co., Inc., Term Loan B, due 12/31/99, 9.32% to 12/26/95            650            650
                       Thermadyne Industries, Revolving Credit Loan, due 12/02/99:
                         10.25%(1)                                                                     68             68
                         8.5625% to 12/11/95                                                          334            334
                       Thermadyne Industries, Term Loan A, due 12/02/98,
                       8.5625% to 12/11/95                                                          3,511          3,511
                       Thermadyne Industries, Term Loan B, due 2/01/01, 8.8125%
                       to 12/11/95                                                                 23,856         23,856
                                                                                               ----------     ----------
                                                                                                   75,028         75,028

Drug Stores--1.94%     Duane Reade Co., Term Loan A, due 9/30/97, 8.875% to 2/29/96                 7,711          7,711
                       Duane Reade Co., Term Loan B, due 9/30/99, 9.375% to 2/29/96                10,000         10,000
                       Thrifty Payless Inc., Term Loan B, due 9/30/01, 8.9375% to 12/22/95         20,934         20,934
                       Thrifty Payless Inc., Term Loan C, due 6/30/02, 9.3125% to 1/11/96          10,000         10,000
                                                                                               ----------     ----------
                                                                                                   48,645         48,645

SCHEDULE OF INVESTMENTS (continued)                                                                      (in Thousands)
                                                                                                  Face
Industry                      Senior Secured Floating Rate Loan Interests*                       Amount          Value
Electrical             Berg Electronics Inc., Term Loan A, due 3/31/00,
Instruments--2.60%     8.57% to 12/27/95                                                       $   10,875     $   10,875
                       Berg Electronics Inc., Term Loan B, due 6/30/01,
                       8.82% to 12/27/95                                                              963            963
                       Communications & Power Industries Inc., Term Loan B,
                       due 8/11/02:
                         8.88% to 12/06/95                                                            500            500
                         8.88% to 3/06/96                                                           5,167          5,167
                       International Wire Corp., Term Loan B, due 9/30/02, 9.00%
                       to 12/12/95                                                                  9,988          9,988
                       Reliance Communications Technology, Term Loan B, due 3/11/04,
                       8.5625% to 12/13/95                                                         13,000         13,000
                       Reliance Communications Technology, Term Loan C, due 3/11/03,
                       9.0625% to 12/13/95                                                         12,000         12,000
                       Tracor Inc., Term Loan A, due 10/31/98, 8.3125% to 12/27/95                  2,831          2,831
                       Tracor Inc., Term Loan B, due 2/28/01:
                         10.75%(1)                                                                     11             11
                         8.8125% to 12/27/95                                                        9,889          9,889
                                                                                               ----------     ----------
                                                                                                   65,224         65,224

Food &                 American Italian Pasta, Term Loan C, due 12/31/00:
Beverage--5.99%          9.50% to 5/17/96                                                           2,483          2,483
                         9.4375% to 11/18/96                                                        2,517          2,517
                       Amerifoods, Term Loan B, due 6/30/01, 10.75% (1)                             7,500          7,500
                       Amerifoods, Term Loan C, due 6/30/02, 11.25% (1)                             7,500          7,500
                       Labatt Brewing Co., Term Loan B, due 10/01/03:
                         8.375% to 12/14/95                                                         9,000          9,000
                         8.4375% to 1/16/96                                                         6,000          6,000
                       MAFCO Worldwide Corp., Term Loan B, due 6/30/01,
                       8.88% to 12/29/95                                                            9,900          9,900
                       President Baking Co., Inc., Term Loan B, due 9/30/00,
                       8.625% to 12/29/95                                                           4,949          4,949
                       Select Beverage Inc., Term Loan B, due 6/30/01, 9.0625%
                       to 12/01/95                                                                  2,000          2,000
                       Select Beverage Inc., Term Loan C, due 6/30/01:
                         9.4375% to 1/02/96                                                         1,500          1,500
                         9.4375% to 2/01/96                                                         1,500          1,500
                       Sky Chef/Cater Air, Term Loan A, due 9/15/00:
                         10.25%(1)                                                                     22             22
                         8.3125% to 12/20/95                                                       27,121         27,121
                       Sky Chef/Cater Air, Term Loan B, due 9/15/02:
                         11.75%(1)                                                                     18             18
                         8.8125% to 12/20/95                                                       24,927         24,927
                       Sky Chef/Cater Air, Term Loan C, due 9/15/03:
                         12.00%(1)                                                                      4              4
                         9.0625% to 12/20/95                                                        3,050          3,050
                       Specialty Foods Corp., Term Loan, due 4/30/01:
                         8.0625% to 12/26/95                                                       13,341         13,341
                         8.0625% to 1/22/96                                                        13,399         13,399
                         8.1875% to 1/22/96                                                        13,399         13,399
                                                                                               ----------     ----------
                                                                                                  150,130        150,130

Grocery--2.93%         Big V Supermarkets Inc., Term Loan B, due 3/15/00:
                         8.6875% to 12/20/95                                                        5,200          5,200
                         8.8125% to 1/17/96                                                         5,200          5,200
                       Dominick's Finer Foods Inc., Term Loan B, due 3/31/02,
                       9.1875% to 12/05/95                                                          4,327          4,327
                       Dominick's Finer Foods Inc., Term Loan C, due 3/31/03,
                       9.6875% to 12/05/95                                                          4,687          4,687
                       Dominick's Finer Foods Inc., Term Loan D, due 9/30/03,
                       9.9375% to 12/05/95                                                          4,688          4,688
                       Pathmark Stores Inc., Term Loan, due 10/31/99, 8.875% to 12/29/95            4,576          4,576
                       Ralph's Grocery Company, Revolving Credit Loan, due 6/15/01:
                         10.25%(1)                                                                    500            500
                         8.625% to 12/07/95                                                         1,500          1,500
                         8.625% to 12/28/95                                                         1,000          1,000




SCHEDULE OF INVESTMENTS (continued)                                                                      (in Thousands)
                                                                                                  Face
Industry                      Senior Secured Floating Rate Loan Interests*                       Amount          Value
Grocery                Ralph's Grocery Company, Term Loan A, due 6/15/01,
(concluded)            8.625% to 12/20/95                                                      $   13,361     $   13,361
                       Ralph's Grocery Company, Term Loan B, due 6/15/02,
                       9.125% to 12/20/95                                                           6,983          6,983
                       Ralph's Grocery Company, Term Loan C, due 6/15/03,
                       9.625% to 12/20/95                                                           6,982          6,982
                       Ralph's Grocery Company, Term Loan D, due 2/15/04,
                       9.875% to 12/20/95                                                           6,983          6,983
                       Star Markets Co., Inc., Term Loan B, due 12/31/01,
                       8.82% to 12/18/95                                                            4,211          4,211
                       Star Markets Co., Inc., Term Loan C, due 12/31/02,
                       9.32% to 12/18/95                                                            3,158          3,158
                                                                                               ----------     ----------
                                                                                                   73,356         73,356

Health Services        Medcobehavioral Care Corp., Term Loan B, due 4/06/02,
--2.87%                8.3125% to 12/06/95                                                         12,009         12,009
                       Tenet Healthcare Corp./N.M.E.,Term Loan, due 8/31/01(2):
                         7.125% to 12/01/95                                                         2,423          2,423
                         7.0625% to 12/04/95                                                        1,656          1,656
                         7.25% to 12/05/95                                                         12,117         12,117
                         7.0625% to 12/06/95                                                          606            606
                         7.125% to 1/03/96                                                          9,814          9,814
                         7.25% to 1/03/96                                                           2,504          2,504
                         7.1875% to 1/04/96                                                         1,656          1,656
                         7.125% to 2/01/96                                                         12,116         12,116
                         7.1875% to 2/05/96                                                         1,656          1,656
                         7.125% to 2/29/96                                                            567            567
                         7.1875% to 2/29/96                                                         1,250          1,250
                         7.1875% to 3/01/96                                                         9,411          9,411
                         7.1875% to 3/04/96                                                         2,423          2,423
                         7.125% to 5/01/96                                                          1,656          1,656
                                                                                               ----------     ----------
                                                                                                   71,864         71,864

Leasing & Rental       Prime Acquisition, Term Loan, due 12/31/00:
Services--0.79%          8.875% to 12/04/95                                                         6,400          6,400
                         9.00% to 1/02/96                                                           7,120          7,120
                         8.9375% to 2/05/96                                                         6,400          6,400
                                                                                               ----------     ----------
                                                                                                   19,920         19,920

Leisure/Entertainment  Metro Goldwyn Mayer Co., Term Loan, due 4/15/97, 8.19% to 1/24/96           10,000         10,000
--1.36%                Orion Pictures Corp., Term Loan, due 12/31/00:
                         10.75%(1)                                                                    285            285
                         8.8125% to 12/08/95                                                          322            322
                         8.9375% to 1/08/96                                                           185            185
                         8.875% to 2/08/96                                                          3,956          3,956
                       Six Flags Entertainment Corp., Term Loan B, due 6/23/03:
                         8.875% to 12/27/95                                                        16,154         16,154
                         9.00% to 2/23/96                                                           3,247          3,247
                                                                                               ----------     ----------
                                                                                                   34,149         34,149

Manufacturing--1.34%   Calmar Inc., Term Loan A, due 9/15/03, 8.88% to 12/15/95                    10,571         10,571
                       Calmar Inc., Term Loan B, due 3/15/04, 9.13% to 12/15/95                     7,929          7,929
                       Trans Technology Corp., Term Loan B, due 6/30/02,
                       9.125% to 5/02/96                                                           15,000         15,000
                                                                                               ----------     ----------
                                                                                                   33,500         33,500

Medical                Deknatel Holdings Corp., Term Loan A, due 4/20/99:
Devices--0.68%           8.8125% to 12/29/95                                                          115            115
                         8.9375% to 1/25/96                                                           115            115
                         8.875% to 4/25/96                                                          1,708          1,708
                       Deknatel Holdings Corp., Term Loan B, due 4/20/01,
                       9.375% to 4/25/96                                                           15,000         15,000
                                                                                               ----------     ----------
                                                                                                   16,938         16,938




SCHEDULE OF INVESTMENTS (continued)                                                                      (in Thousands)
                                                                                                  Face
Industry                      Senior Secured Floating Rate Loan Interests*                       Amount          Value
Message                Dictaphone Co., Term Loan B, due 6/30/02, 9.1875% to 2/16/96            $   10,000     $   10,000
Communications--0.40%

Nautical               Sperry Marine, Inc., Term Loan, due 11/15/00:
Systems--0.34%           9.125% to 12/29/95                                                         4,947          4,947
                         9.1875% to 3/29/96                                                         3,507          3,507
                                                                                               ----------     ----------
                                                                                                    8,454          8,454

Paper--16.64%          Crown Paper Co., Term Loan B, due 8/22/03:
                         9.125% to 12/22/95                                                         5,000          5,000
                         9.1875% to 12/22/95                                                        5,000          5,000
                         9.3125% to 1/22/96                                                         5,000          5,000
                         9.25% to 2/20/96                                                           5,000          5,000
                       Fort Howard Corp., Revolving Credit Loan, due 3/16/02:
                         8.38% to 12/19/95                                                            450            450
                         8.32% to 3/19/96                                                             450            450
                       Fort Howard Corp., Term Loan A, due 3/08/02:
                         8.38% to 12/19/95                                                         15,649         15,649
                         8.32% to 3/19/96                                                          15,649         15,649
                       Fort Howard Corp., Term Loan B, due 12/31/02:
                         8.88% to 12/19/95                                                         31,604         31,604
                         8.82% to 3/19/96                                                          31,604         31,604
                       Jefferson Smurfit Company/Container Corp. of America, Revolving
                       Credit Loan, due 4/30/01:
                         10.25%(1)                                                                     60             60
                         7.5625% to 12/01/95                                                          298            298
                         7.5625% to 12/27/95                                                          119            119
                       Jefferson Smurfit Company/Container Corp. of America, Term Loan A,
                       due 4/30/01:
                         7.5625% to 12/22/95                                                       19,051         19,051
                         7.6875% to 1/26/96                                                        38,556         38,556
                         7.5625% to 1/29/96                                                        16,556         16,556
                         7.6875% to 1/30/96                                                         6,124          6,124
                       Jefferson Smurfit Company/Container Corp. of America, Term Loan B,
                       due 4/30/02:
                         8.8125% to 12/22/95                                                       49,337         49,337
                         8.9375% to 1/19/96                                                        12,928         12,928
                       Mail-Well, Inc./Supremex, Term Loan B, due 7/31/03:
                         8.875%(1)                                                                  3,644          3,644
                         8.875% to 12/06/95                                                         9,777          9,777
                       S.D. Warren Co., Term Loan A, due 12/31/01, 8.32% to 12/27/95                9,180          9,180
                       S.D. Warren Co., Term Loan B, due 12/19/02, 8.82% to 12/27/95               57,039         57,039
                       Stone Container Corp., Revolving Credit Loan, due 4/01/00:
                         10.375%(1)                                                                 1,778          1,778
                         8.4375% to 12/21/95                                                        1,778          1,778
                         8.4375% to 12/27/95                                                          889            889
                       Stone Container Corp., Term Loan B, due 4/01/00:
                         9.0625% to 1/16/96                                                        29,707         29,707
                         9.00% to 2/20/96                                                          27,307         27,307
                       Stone Container Corp., Term Loan C, due 4/01/00, 9.3125% to 1/30/96         17,500         17,500
                                                                                               ----------     ----------
                                                                                                  417,034        417,034

SCHEDULE OF INVESTMENTS (continued)                                                                      (in Thousands)
                                                                                                  Face
Industry                      Senior Secured Floating Rate Loan Interests*                       Amount          Value
Printing &             K-III Communications Corp., Term Loan, due 12/31/00,
Publishing             7.38% to 2/09/96                                                        $    6,000     $    6,000
--1.74%                Print Tech International, Term Loan B, due 12/28/01:
                         8.875% to 12/01/95                                                           600            600
                         8.8125% to 12/08/95                                                        3,542          3,542
                       Ziff Davis Acquisition Corp., Term Loan B, due 12/31/01, 8.875%
                       to 12/27/95                                                                 13,696         13,696
                       Ziff Davis Acquisition Corp., Term Loan C, due 12/31/02, 9.375%
                       to 3/28/96                                                                  19,755         19,755
                                                                                               ----------     ----------
                                                                                                   43,593         43,593

Retail--Specialty      Camelot Music, Inc., Term Loan B, due 8/31/01:
--7.18%                  8.8125% to 12/20/95                                                        8,156          8,156
                         8.9375% to 1/23/96                                                        13,781         13,781
                       Camelot Music, Inc., Term Loan C, due 8/31/02, 9.3125%
                       to 12/21/95                                                                  7,500          7,500
                       Federated Department Stores Inc., Revolving Credit Loan,
                       due 3/31/00:
                         6.5625% to 12/06/95                                                        3,125          3,125
                         6.5625% to 12/14/95                                                        3,125          3,125
                         6.5625% to 12/18/95                                                        4,688          4,688
                         6.5625% to 12/20/95                                                       13,281         13,281
                         6.5625% to 12/29/95                                                        9,375          9,375
                       Federated Department Stores Inc., Term Loan, due 3/31/00:
                         6.6875% to 1/29/96                                                        53,125         53,125
                         6.4375% to 5/29/96                                                        31,875         31,875
                       Saks & Co., Term Loan A, due 6/30/98:
                         8.4375% to 1/03/96                                                           625            625
                         8.25% to 5/09/96                                                           3,750          3,750
                       Saks & Co., Term Loan B, due 6/30/00, 8.75% to 5/09/96                      27,469         27,469
                                                                                               ----------     ----------
                                                                                                  179,875        179,875

Telecommunications--   LDDS Communications Inc., Term Loan, due 12/31/00:
2.37%                    8.75% to 12/31/95                                                         20,000         20,000
                         6.755% to 2/08/96                                                         10,000         10,000
                       Paging Network Inc., Term Loan B, due 3/31/02, 8.945% to 5/06/96            29,333         29,333
                                                                                               ----------     ----------
                                                                                                   59,333         59,333

Textiles--0.99%        Chicopee, Inc., Term Loan B, due 3/31/03, 9.13% to 12/29/95                 24,875         24,875

Transportation         Petro Properties, Term Loan B, due 5/24/01, 9.125% to 12/29/95               8,658          8,658
Services--0.35%

Warehousing &          Pierce Leahy Corp., Term Loan B, due 10/25/02, 9.1875% to 1/31/96            9,462          9,462
Storage--0.60%         Pierce Leahy Corp., Term Loan C, due 10/25/03, 9.4375% to 1/31/96            5,538          5,538
                                                                                               ----------     ----------
                                                                                                   15,000         15,000

                       Total Senior Secured Floating Rate Loan Interests
                       (Cost--$1,919,338)--76.60%                                               1,919,338      1,919,338




SCHEDULE OF INVESTMENTS (concluded)                                                                       (in Thousands)

                                                                                                  Face
                                         Short-Term Securities                                   Amount          Value
Commercial             Ciesco L.P.:
Paper**--19.45%          5.68% due 12/11/95                                                    $   50,000     $   49,921
                         5.70% due 1/08/96                                                         40,000         39,759
                       Corporate Asset Funding Co.:
                         5.70% due 12/27/95                                                        40,000         39,835
                         5.70% due 1/12/96                                                         25,000         24,834
                       DuPont (E.I.) de Nemours & Company, 5.67% due 12/21/95                      50,000         49,842
                       General Electric Capital Corp., 5.90% due 12/01/95                          53,708         53,708
                       Matterhorn Capital Corp., 5.71% due 12/01/95                                50,000         50,000
                       National Australia Funding, Inc., 5.71% due 1/08/96                         50,000         49,699
                       National Fleet Fund, Inc., 5.74% due 12/05/95                               30,000         29,981
                       UBS Finance, (Delaware), 5.75% due 12/05/95                                 50,000         49,968
                       Wal-Mart Stores, Inc., 5.70% due 12/22/95                                   50,000         49,834
                                                                                               ----------     ----------
                                                                                                  488,708        487,381

US Government          Federal Home Loan Mortgage Corp., 5.66% due 12/20/95                        40,000         39,881
& Agency               Federal National Mortgage Association, 5.67% due 12/28/95                   50,000         49,787
Obligations**--3.58%                                                                           ----------     ----------
                                                                                                   90,000         89,668

                       Total Short-Term Securities (Cost--$577,049)--23.03%                       578,708        577,049

                                                                                                  Shares
                                            Common Stock                                           Held

Restaurants--0.01%     Flagstar Companies, Inc.                                                        44            138

                       Total Common Stock (Cost--$0)--0.01%                                            44            138

                       Total Investments (Cost--$2,496,387)--99.64%                                            2,496,525

                       Other Assets Less Liabilities--0.36%                                                        8,966
                                                                                                              ----------
                       Net Assets (Equivalent to $10.01 per share based on 250,197,702
                       shares outstanding)--100.00%                                                           $2,505,491
                                                                                                              ==========


  *The interest rates on senior secured floating rate loan interests are subject to change periodically based on the change in the prime rate of a US Bank, LIBOR (London Interbank Offered Rate), or, in some cases, another base lending rate. The interest rates shown are those in effect at November 30, 1995.
 **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(1)Index is based on the prime rate of a US bank, which is subject to change daily.
(2)Name changed from National Medical Enterprises Inc.




OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
N. John Hewitt, Senior Vice President
Donald C. Burke, Vice President
John W. Fraser, Vice President
R. Douglas Henderson, Vice President
Gerald M. Richard, Treasurer
Patrick D. Sweeney, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286


Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863